Document and Entity Information	Mar. 25, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 25, 2022
Entity Registrant Name	Tailwind Two Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40170
Entity Tax Identification Number	98-1572314
Entity Address, Address Line One	6800 Broken Sound Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	988-1704
Entity Information, Former Legal or Registered Name	Tailwind Two Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001835512
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	150 Greenwich Street
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10006
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LLAP
Security Exchange Name	NYSE
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	LLAP WS
Security Exchange Name	NYSE